Deferred share units (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Compensation expenses	$ 13	$ 43	$ 27	$ 142
Deferred share unit [member]
IfrsStatementLineItems [Line Items]
Compensation expenses			$ 127